Note 3 - Fair Value of Financial Instruments - Valuation Measurements -10-Q (Details)	Mar. 31, 2026	Dec. 31, 2025 yr
Measurement Input, Discount Rate [Member] | Minimum [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.25	0.25
Measurement Input, Discount Rate [Member] | Maximum [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.264	0.251
Measurement Input, Expected Term [Member] | Minimum [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	2.74	2.99
Measurement Input, Expected Term [Member] | Minimum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	4.74	4.99
Measurement Input, Expected Term [Member] | Maximum [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	3	3
Measurement Input, Expected Term [Member] | Maximum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	5	5
Measurement Input, Calibration Discount [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.615	0.615
Measurement Input, No Exercise Window [Member] | Minimum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.19	0.19
Measurement Input, No Exercise Window [Member] | Maximum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.21	0.21
Measurement Input, Price Volatility [Member] | Minimum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.824	0.824
Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.90	0.825
Measurement Input, Risk Free Interest Rate [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	3.65	0.0365